Payables and Other Non-current Liabilities - Narrative (Details) € in Millions, R$ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 BRL (R$)
Trade And Other Payables [Line Items]
Payables and other non-current liabilities		€ 3,089		€ 2,561
Additions		2,410		1,111
Outstanding balance		30,339
Non-current portion of non-current borrowings		1,361		1,195
Non-current government grants		55		64
Licenses
Trade And Other Payables [Line Items]
Additions		1,188		32
Payment on borrowings		165		147
Licenses | Telefónica Brazil
Trade And Other Payables [Line Items]
Liabilities		704			R$ 4,451
Payables and other non-current liabilities		270			R$ 1,704
Additions		700	R$ 4,459
Telefónica Germany | Licenses
Trade And Other Payables [Line Items]
Additions	€ 1,425
Payment on borrowings		108		87
Outstanding balance		1,097		1,196
Non-current portion of non-current borrowings		990		1,089
Telefónica México | Spectrum | Licenses
Trade And Other Payables [Line Items]
Non-current portion of non-current borrowings		€ 79		€ 85